Summary Of Significant Accounting Policies 1 (Details) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Nov. 09, 2018 shares	Dec. 13, 2018 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Change In Accounting Estimate [Line Items]
Restricted cash			$ 2,600	$ 5,307
Other long-term assets			$ 0	900
Depreciation method			straight line
Scrap value per light weight ton			$ 360
Vessels estimated useful life			25 years
Assumed time charter rates for asset impairment			10-year average historical one year time charter rates
Interest costs capitalized			$ 0	0	$ 0
Assumed annual increase in management fees			3.00%
Utilization rate of fleet			99.50%
Amortization of deferred financing cost			$ 3,688	3,905	3,501
Intangible assets other than goodwill			36,645	0
Acquisition of intangible assets		$ 36,900
Impairment of Long-Lived Assets Held-for-use			0	0	0
Goodwill, Impairment Loss			$ 0	$ 0	0
Common stock shares outstanding | shares			13,280,927	10,140,527
Navios Midstream
Change In Accounting Estimate [Line Items]
Impairment of Long-Lived Assets Held-for-use			$ 0
Accounting Standards Update 2016-18
Change In Accounting Estimate [Line Items]
Effect in operating cash flows				$ 26	(224)
Effect in financing cash flows				(2,085)	750
Effect in cash and cash equivalents				$ (2,059)	$ 526
Reverse stock split | Before reverse stock split
Change In Accounting Estimate [Line Items]
Common stock shares outstanding | shares	142,900,000
Reverse stock split | After reverse stock split
Change In Accounting Estimate [Line Items]
Reduction of common stock shares outstanding | shares	9,500,000
Common Stock | Reverse stock split
Change In Accounting Estimate [Line Items]
Description of the reverse stock split			On November 9, 2018, the Stockholders of Navios Acquisition approved a one-for-15 reverse stock split of all outstanding common stock shares of the Company which was effected on November 14, 2018. The effect of the reverse stock split was to combine each 15 shares of outstanding common stock into one new share, with no change in authorized shares or par value per share
Reverse stock split, Conversion ratio	15